Financial Instruments and Risk Management - Disclosure of detailed information about contractual maturities of financial liabilities (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 747,582	$ 1,277,642
Preference shares	449,287
Financial liabilities	1,909,131
Within 1 year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable and accrued liabilities	741,313
Within 2 to 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Preference shares	449,287
Put Liability [Member] | Greater than 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities	$ 718,531